Borrowings	12 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

16 Borrowings

Short-term and long-term borrowings consist of the followings:

	As of December 31
	2020	2021
	RMB	RMB

Short‑term borrowings	5,826,562	6,838,328
Long‑term borrowings	1,453,222	1,681,370
Total	7,279,784	8,519,698

16 Borrowings (continued)

Short-term borrowings

For the year ended December 31, 2021, the Group, through its subsidiary, issued three one-year asset-backed securitized debts, totaling RMB1,275,000 via certain securitization vehicles in the forms of asset backed security arrangement (the “ABSs”) established by the Group. The ABSs vehicle is considered as variable interest entities under ASC 810. As the Group has power to direct the activities that most significantly impact economic performance of the ABSs vehicle by providing the loan servicing and default loan collection services, and the Group has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE as the Group purchased all subordinated tranche securities, and the Group is obligated to bear the risk arising from any loans that are delinquent for more than certain days, accordingly, the Group is considered as the primary beneficiary of the ABSs and has consolidated the ABSs’ assets, liabilities, results of operations, and cash flows in the Group’s consolidated financial statements in accordance with ASC 810. Therefore, loans funded by the asset-backed securitized debts remain at the Group and are recorded as “loans receivable, net” on the consolidated balance sheets. As of December 31, 2021, the balance of the ABSs amounted to RMB629,013.

Other short-term borrowings were RMB dominated borrowings by the Group’s subsidiaries from financial institutions in the PRC and were pledged by vehicles and short-term investments or guaranteed by the subsidiaries of the Group. The weighted average interest rate for short-term borrowings as of December 31, 2019, 2020 and 2021 were approximately 4%, 3% and 3%, respectively.

Long-term borrowings

The Group has entered several borrowing agreements with credit facilities with banks, which allowed the Group to draw borrowings up to RMB11,616,192 from these facilities as of December 31, 2021. The borrowings drawn from these facilities bear annual interest rate of Loan Prime Rate (“LPR”) plus 35 to 75 points and were guaranteed by certain subsidiaries of the Group. The unused credit limits under these facilities was RMB10,520,636 as of December 31, 2021, out of which the facilities amount of US$1,650,000 under a revolving credit facility agreement was cancelled in March 2022 without any previous drawn-down.

The Group also entered into several borrowing agreements with certain banks and financial institutions pursuant to which the outstanding borrowings balance was RMB1,084,920 and RMB585,814 as of December 31, 2020 and 2021, respectively. These borrowings are guaranteed by certain subsidiaries of the Group or pledged by vehicles owned by the Group’s subsidiaries and bear interest at a range of 4%-7% per annum.

The Group’s short-term and long-term borrowings will be due according to the following schedule:

	As of December 31
	2020	2021
	RMB	RMB

Within 1 year	5,826,562	6,838,328
Between 1 to 2 years	799,840	1,567,890
Between 2 to 3 years	653,382	113,480
Total	7,279,784	8,519,698